Deferred income tax assets and liabilities	12 Months Ended
Dec. 31, 2018
Deferred Income Tax Assets And Liabilities
Deferred income tax assets and liabilities

16.       Deferred income tax assets and liabilities

This caption is made up as follows

	As of January 01, 2017	Effect on profit or loss	Effect on OCI	Effect on equity	As of December 31, 2017	Effect on profit or loss	Effect on OCI	Effect on equity	As of December 31, 2018
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Movement of deferred income tax assets:
Deferred income tax assets
Allowance for expected credit losses	—	—	—	—	—	2,665	—	—	2,665
Provision of discounts and bonuses to customers	—	—	—	—	—	137	—	—	137
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	—	34	—	—	34	82	—	—	116
Provision for vacations	60	16	—	—	76	13	—	—	89
Tax-loss carry forward	4,953	(4,953)	—	—	—	—	—	—	—
Pre-operating costs	1,287	(1,287)	—	—	—	—	—	—	—
Other	50	(18)	—	—	32	59	—	—	91
Total deferred income tax assets	6,350	(6,208)	—	—	142	2,956	—	—	3,098

Movement of deferred income tax liabilities:
Deferred income tax assets
Impairment of zinc mining assets	28,318	—	—	—	28,318	(1,003)	—	—	27,315
Impairment on brine project assets, note 1.4	—	17,087	—	—	17,087	—	—	—	17,087
Long-term incentive plan	10,139	(1,194)	—	—	8,945	1,675	—	—	10,620
Provision for vacations	3,672	157	—	—	3,829	296	—	—	4,125
Provision of discounts	—	1,093	—	—	1,093	(99)	—	—	994
Financial instruments designated at fair value through OCI from spin-off, note 1.3	—	—	—	2,253	2,253	—	—	(2,253)	—
Other	3,780	1,849	—	—	5,629	1,057	—	—	6,686
	45,909	18,992	—	2,253	67,154	1,926	—	(2,253)	66,827
Deferred income tax liabilities
Effect of differences between book and tax bases of fixed assets and in the depreciation rates used for book purposes	(162,034)	(11,332)	—	—	(173,366)	(12,613)	—	—	(185,979)
Net gain on cash flow hedge	(20,624)	9,203	11,277	—	(144)	8,137	(11,612)	—	(3,619)
Financial instruments designated at fair value through OCI from spin-off, note 1.3	—	—	—	—	—	—	(1,675)	—	(1,675)
Effect of costs of issuance of senior notes	(2,906)	484	—	—	(2,422)	1,558	—	—	(864)
Effect of financial instruments designated at fair value through OCI disposed, note 9	(62)	—	62	—	—	—	—	—	—
Other	(35)	(10)	—	—	(45)	—	—	—	(45)
	(185,661)	(1,655)	11,339	—	(175,977)	(2,918)	(13,287)	—	(192,182)
Total deferred income tax liabilities, net	(139,752)	17,337	11,339	2,253	(108,823)	(992)	(13,287)	(2,253)	(125,355)
		11,129	11,339	2,253		1,964	(13,287)	(2,253)

The Group offsets tax assets and liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same tax authority.

A reconciliation between tax expenses and the product of the accounting profit multiplied by Peruvian tax rate for the years 2018, 2017 and 2016 is as follows:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Profit before income tax from continuing operations	116,141	128,417	198,110
Loss before income tax from discontinued operations	—	(1,305)	(12,988)
Accounting profit before income tax	116,141	127,112	185,122
At statutory income tax rate of 29.5% (2017: 29.5%, 2016: 28%)	(34,262)	(37,498)	(51,834)

Permanent differences
Non-deductible expenses, net	(6,546)	(8,776)	(5,592)
Effect of tax-loss carry forward non-recognized	(187)	(246)	(171)
Dividends obtained from financial instruments designated at fair value through OCI	—	39	8
Effect of the change in income tax-rate	—	—	(14,639)
At the effective income tax rate of 35% in 2018 (2017: 37% and 2016: 39%)	(40,995)	(46,481)	(72,228)

Income tax from continuing operations	(40,995)	(47,032)	(78,627)
Income tax from discontinued operations	—	551	6,399

	(40,995)	(46,481)	(72,228)

In December 2016, the Peruvian Government approved an increase of the income tax rate from 28 percent to 29.50 percent to be effective from 2017 onwards. This increase on future tax rates has increased the deferred income tax liability on S/22,344,000 and increased the deferred income tax asset on S/8,529,000 (S/14,639,000 was recognized as a higher income tax expense in the consolidated statement of profit or loss and S S/824,000 as an income in OCI).

The income tax expenses shown for the years ended December 31, 2018, 2017 and 2016 are:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Consolidated statements of profit or loss
Current	(42,959)	(58,161)	(48,401)
Deferred	1,964	11,129	(30,226)

	(40,995)	(47,032)	(78,627)

The income tax recorded directly to other comprehensive income represents a loss of S/13,287,000 during the year 2018, and a gain of S/11,339,000 and S/11,039,000 during the years 2017 and 2016, respectively.

Following is the composition of deferred income tax related to items recognized in OCI and equity during the year:

	2018	2017	2016
	S/(000)	S/(000)	S/(000)

Tax effect on unrealized gain (loss) on financial instruments designated at fair value through OCI	(1,675)	62	(57)
Tax effect on unrealized gain (loss) on derivative financial asset	(2,354)	11,277	10,272
Transfer to profit or loss hedge derivative financial instruments which changed to a trading condition.	(9,258)	—	—
Effect of the change in income tax-rate	—	—	824

Total deferred income tax in OCI	(13,287)	11,339	11,039

Other	(2,253)	2,253	—

Total deferred income tax in equity	(2,253)	2,253	—

The tax losses related are available indefinitely for offset against 50% of future annual taxable profits. The amount of losses carried out is subject to the outcome of the reviews of the tax authorities referred in note 29.

Deferred tax assets have not been recognized in respect of certain losses as they may not be used to offset taxable profits elsewhere in the Group, they have arisen in subsidiaries that have been loss-making for some time, and there are no other tax planning opportunities or other evidence of recoverability in the near future. If the Group were able to recognize all unrecognized deferred tax assets, the profit would increase by S/1,014,000 (2017: S/858,000).

As of December 31, 2018, 2017 and 2016, it is not necessary to recognize deferred tax liability for taxes that would be payable on the unremitted earnings of the Group’s subsidiaries. The Group has determined that the timing differences will be reversed by means of dividends to be received in the future that, according to the tax rules in effect in Peru, are not subject to income tax.

For information purposes, the temporary difference associated with investments in subsidiaries, would generate an aggregate deferred tax liability amounting to S/72,140,000 (2017: S/70,365,000), which should not be recognized in the consolidated financial statements according with IAS 12.